May 7, 1999



VIA: EGDAR Transmission

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC  20549

Re:    Acacia National Variable Life Separate Account I
       (File Nos. 33-90208 and 811-O8998)
       Rule 497 (j) Certification

Dear Commissioners:

In lieu of filing with the Commission the definitive Prospectus dated May 1, 1999, for Acacia National Variable Life Separate Account I ("Separate Account I"), as otherwise required by Rule 497(c) under the Securities Act of 1933 (the "1933 Act"), Acacia National Life Insurance Company, on behalf of Separate Account I, hereby certifies that:

     (1) the form of Prospectus that would have been filed under Rule 497(c) would not have differed from that contained in post-effective amendment No.6 to the Separate Account I's registration statement on Form S-6 under the 1933 Act ("amendment no. 6"), as filed with the Commission on May 3, 1999; and

     (2) the text of post-effective amendment no. 6 has been filed with the Commission electronically.

Sincerely,

/s/ Ellen Jane Abromson
2nd Vice President and
Associate Counsel